Disposal Group Held For Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Disposal Group Held For Sale and Discontinued Operations [Abstract]
Schedule of Operating Results Attributed to the Discontinued Operation	Below are data of the operating results attributed to the discontinued operation
	Year ended December 31,
	2025	2024	2023

Revenues	565,834	542,380	514,584
Cost of Revenues	332,834	303,423	292,046

Gross profit	233,000	238,957	222,538

Research and development expenses, net	74,448	66,302	63,476
Selling, marketing, general and administrative expenses	163,389	85,467	77,739

Operating income (loss)	(4,837)	87,188	81,323
Finance expenses (income), net	(175)	(2,324)	3,543

Income (loss) before taxes on income	(4,662)	89,512	77,780
Taxes on income (tax benefit)	14,172	17,891	14,241

Net Income (loss) discontinued operation	(18,834)	71,621	63,539

Income from sale of discontinued operation, net	578,314	-	-

Net Income from discontinued operation	559,480	71,621	63,539

Net Income (loss) from discontinued operation Attributable to:
Non-controlling interests from discontinued operations	(10,485)	40,494	35,264
Formula’s shareholders from discontinued operations	569,965	31,127	28,275

Net Income from discontinued operation	559,480	71,621	63,539

Net earnings per share attributable to Formula’s shareholders :
Earnings per share from discontinued operations (basic)	37.24	2.04	1.85
Earnings per share from discontinued operations (diluted)	36.09	1.99	1.82

Schedule of Net Cash Flows Provided By (Used In) The Discontinued Operation	Below are data of the net cash flows provided by (used in) the discontinued operation:
	Year ended December 31,
	2025	2024	2023

Net cash provided by (used in) discontinued operating activities	58,931	91,913	89,580
Net cash provided by (used in) discontinued investing activities	(62,766)	12,778	(72,780)
Net cash provided by (used in) discontinued financing activities	(68,953)	(51,481)	(41,094)

Total net cash provided by (used in) discontinued operation	(72,788)	53,210	(24,294)